Income Taxes (Net Operating Losses Carryforwards by Expiration Date) (Detail) ¥ in Billions	Mar. 31, 2022 JPY (¥)
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	¥ 589
2023
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	0
2024
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	0
2025
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	0
2026
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	246
2027
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	3
2028 and thereafter
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	¥ 340	[1]

[1]	Including the net operating loss carryforwards which may be carried forward indefinitely in the United Kingdom.